Property and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property and Equipment

	Property and equipment	Leasehold improvements	Total
	(in € millions)
Cost
At January 1, 2017	111	51	162
Additions	10	29	39
Disposals	(11)	(2)	(13)
Exchange differences	(5)	(5)	(10)
At December 31, 2017	105	73	178
Additions	3	142	145
Disposals	(46)	(1)	(47)
Exchange differences	(1)	2	1
At December 31, 2018	61	216	277
Accumulated depreciation
At January 1, 2017	(62)	(15)	(77)
Depreciation charge	(37)	(9)	(46)
Disposals	11	2	13
Exchange differences	4	1	5
At December 31, 2017	(84)	(21)	(105)
Depreciation charge	(12)	(9)	(21)
Disposals	45	—	45
Exchange differences	1	—	1
At December 31, 2018	(50)	(30)	(80)
Cost, net accumulated depreciation
At December 31, 2017	21	52	73
At December 31, 2018	11	186	197